FRANKLIN GLOBAL DIVIDEND FUND

Schedule of investments (unaudited)	December 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.5%
COMMUNICATION SERVICES - 9.3%
Diversified Telecommunication Services - 6.5%
AT&T Inc.	102,000	$1,877,820
BCE Inc.	30,200	1,326,882
KT Corp., ADR	117,736	1,589,436
Nippon Telegraph & Telephone Corp.	63,329	1,806,049	(a)
Orange SA	153,900	1,527,014	(a)
Verizon Communications Inc.	54,100	2,131,540

Total Diversified Telecommunication Services		10,258,741

Entertainment - 0.8%
Nintendo Co. Ltd.	30,000	1,261,397	(a)

Media - 0.3%
Eutelsat Communications SA	74,057	552,014	(a)

Wireless Telecommunication Services - 1.7%
KDDI Corp.	51,932	1,574,937	(a)
SoftBank Corp.	98,619	1,115,743	(a)

Total Wireless Telecommunication Services		2,690,680

TOTAL COMMUNICATION SERVICES		14,762,832

CONSUMER DISCRETIONARY - 4.9%
Automobiles - 1.7%
Bayerische Motoren Werke AG	12,378	1,095,887	(a)
Honda Motor Co. Ltd.	72,200	1,646,810	(a)

Total Automobiles		2,742,697

Hotels, Restaurants & Leisure - 1.3%
McDonald’s Corp.	7,794	2,053,953

Multiline Retail - 0.8%
Dollar General Corp.	5,318	1,309,558

Specialty Retail - 1.1%
Home Depot Inc.	5,227	1,651,000

TOTAL CONSUMER DISCRETIONARY		7,757,208

CONSUMER STAPLES - 15.0%
Food & Staples Retailing - 4.5%
Koninklijke Ahold Delhaize NV	58,331	1,677,091	(a)
Kroger Co.	36,311	1,618,744
Lawson Inc.	15,245	582,825	(a)
Walgreens Boots Alliance Inc.	32,017	1,196,155
Walmart Inc.	15,038	2,132,238

Total Food & Staples Retailing		7,207,053

See Notes to Schedule of Investments.

Franklin Global Dividend Fund 2022 Quarterly Report	1

FRANKLIN GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Food Products - 6.7%
Flowers Foods Inc.	60,518	$1,739,287
General Mills Inc.	21,431	1,796,990
Hershey Co.	5,263	1,218,753
JM Smucker Co.	11,370	1,801,690
Kellogg Co.	22,984	1,637,380
Nestle SA, Registered Shares	12,608	1,456,343	(a)
Uni-President Enterprises Corp.	451,000	976,197	(a)

Total Food Products		10,626,640

Household Products - 1.1%
Clorox Co.	4,990	700,247
Procter & Gamble Co.	6,829	1,035,003

Total Household Products		1,735,250

Tobacco - 2.7%
Altria Group Inc.	32,767	1,497,779
Imperial Brands PLC	47,727	1,188,934	(a)
KT&G Corp.	22,209	1,605,212	*(a)

Total Tobacco		4,291,925

TOTAL CONSUMER STAPLES		23,860,868

ENERGY - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
Coterra Energy Inc.	60,000	1,474,200
Exxon Mobil Corp.	14,800	1,632,440
PetroChina Co. Ltd., Class H Shares	2,294,000	1,047,884	(a)

TOTAL ENERGY		4,154,524

FINANCIALS - 10.7%
Banks - 3.2%
Bank Leumi Le-Israel BM	197,364	1,643,807	(a)
Bank of Nova Scotia	26,294	1,288,289
Industrial and Commercial Bank of China Ltd., Class H Shares	2,392,174	1,226,921	(a)
Postal Savings Bank of China Co. Ltd., Class H Shares	1,535,080	949,932	(a)

Total Banks		5,108,949

Insurance - 7.5%
Admiral Group PLC	66,400	1,704,547	(a)
Allstate Corp.	14,671	1,989,388
American Financial Group Inc.	11,700	1,606,176
Direct Line Insurance Group PLC	489,651	1,305,106	(a)
Everest Re Group Ltd.	5,043	1,670,595

See Notes to Schedule of Investments.

2	Franklin Global Dividend Fund 2022 Quarterly Report

FRANKLIN GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Insurance - (continued)
Japan Post Holdings Co. Ltd.	224,200	$1,886,409	(a)
Travelers Cos. Inc.	9,300	1,743,657
Total Insurance		11,905,878

TOTAL FINANCIALS		17,014,827

HEALTH CARE - 20.6%
Biotechnology - 4.2%
AbbVie Inc.	15,576	2,517,238
Amgen Inc.	8,114	2,131,061
Gilead Sciences Inc.	23,552	2,021,939

Total Biotechnology		6,670,238

Health Care Providers & Services - 5.5%
AmerisourceBergen Corp.	11,972	1,983,880
Cardinal Health Inc.	25,866	1,988,320
CVS Health Corp.	19,118	1,781,606
UnitedHealth Group Inc.	5,701	3,022,556

Total Health Care Providers & Services		8,776,362

Pharmaceuticals - 10.9%
Bristol-Myers Squibb Co.	30,078	2,164,112
Eli Lilly & Co.	7,060	2,582,830
GSK PLC	58,944	1,018,743	(a)
Johnson & Johnson	15,423	2,724,473
Merck & Co. Inc.	25,620	2,842,539
Pfizer Inc.	46,306	2,372,720
Roche Holding AG	6,144	1,930,676	(a)
Sanofi	17,458	1,683,415	(a)

Total Pharmaceuticals		17,319,508

TOTAL HEALTH CARE		32,766,108

INDUSTRIALS - 10.6%
Aerospace & Defense - 3.4%
BAE Systems PLC	165,000	1,704,186	(a)
General Dynamics Corp.	6,400	1,587,904
Lockheed Martin Corp.	4,232	2,058,826

Total Aerospace & Defense		5,350,916

Air Freight & Logistics - 1.1%
United Parcel Service Inc., Class B Shares	9,627	1,673,558

Commercial Services & Supplies - 0.9%
Waste Management Inc.	9,431	1,479,535

See Notes to Schedule of Investments.

Franklin Global Dividend Fund 2022 Quarterly Report	3

FRANKLIN GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Industrial Conglomerates - 1.4%
3M Co.	10,741	$1,288,061
Jardine Matheson Holdings Ltd.	16,715	850,306	(a)

Total Industrial Conglomerates		2,138,367

Machinery - 2.2%
Caterpillar Inc.	7,978	1,911,210
PACCAR Inc.	15,900	1,573,623

Total Machinery		3,484,833

Road & Rail - 0.7%
Aurizon Holdings Ltd.	464,900	1,177,796	(a)

Trading Companies & Distributors - 0.9%
ITOCHU Corp.	47,170	1,479,853	(a)

TOTAL INDUSTRIALS		16,784,858

INFORMATION TECHNOLOGY - 15.5%
Communications Equipment - 2.4%
Cisco Systems Inc.	44,400	2,115,216
Telefonaktiebolaget LM Ericsson, Class B Shares	282,200	1,653,526	(a)

Total Communications Equipment		3,768,742

Electronic Equipment, Instruments & Components - 1.0%
Corning Inc.	47,500	1,517,150

IT Services - 3.6%
Amdocs Ltd.	22,368	2,033,251
Automatic Data Processing Inc.	6,500	1,552,590
International Business Machines Corp.	15,129	2,131,525

Total IT Services		5,717,366

Semiconductors & Semiconductor Equipment - 1.9%
Intel Corp.	45,738	1,208,855
Texas Instruments Inc.	11,404	1,884,169

Total Semiconductors & Semiconductor Equipment		3,093,024

Software - 2.7%
Microsoft Corp.	13,453	3,226,298
Open Text Corp.	37,503	1,111,589

Total Software		4,337,887

Technology Hardware, Storage & Peripherals - 3.9%
Apple Inc.	17,840	2,317,951
HP Inc.	57,748	1,551,689
Lite-On Technology Corp.	755,000	1,560,330	(a)
Samsung Electronics Co. Ltd.	16,197	710,939	(a)

Total Technology Hardware, Storage & Peripherals		6,140,909

TOTAL INFORMATION TECHNOLOGY		24,575,078

See Notes to Schedule of Investments.

4	Franklin Global Dividend Fund 2022 Quarterly Report

FRANKLIN GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
MATERIALS - 2.8%
Containers & Packaging - 0.8%
International Paper Co.		36,678	$1,270,159

Metals & Mining - 2.0%
Newmont Corp.		25,857	1,220,451
Rio Tinto Ltd.		24,604	1,941,885	(a)

Total Metals & Mining			3,162,336

TOTAL MATERIALS			4,432,495

REAL ESTATE - 1.1%
Real Estate Management & Development - 1.1%
Daito Trust Construction Co. Ltd.		13,388	1,370,702	(a)
Vonovia SE		18,705	440,623	(a)

TOTAL REAL ESTATE			1,811,325

UTILITIES - 5.4%
Electric Utilities - 1.9%
Pinnacle West Capital Corp.		10,658	810,434
Red Electrica Corp. SA		86,839	1,509,972	(a)
Southern Co.		10,702	764,230

Total Electric Utilities			3,084,636

Gas Utilities - 1.7%
Enagas SA		67,981	1,130,423	(a)
Snam SpA		314,000	1,522,536	(a)

Total Gas Utilities			2,652,959

Multi-Utilities - 1.8%
Atco Ltd., Class I Shares		51,444	1,610,190
Canadian Utilities Ltd., Class A Shares		46,688	1,263,748

Total Multi-Utilities			2,873,938

TOTAL UTILITIES			8,611,533

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $143,131,455)			156,531,656

	RATE
SHORT-TERM INVESTMENTS - 1.2%
Invesco Treasury Portfolio, Institutional Class (Cost - $1,946,362)	4.235%	1,946,362	1,946,362	(b)

TOTAL INVESTMENTS - 99.7% (Cost - $145,077,817)			158,478,018
Other Assets in Excess of Liabilities - 0.3%			551,104

TOTAL NET ASSETS - 100.0%			$159,029,122

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Schedule of Investments.

Franklin Global Dividend Fund 2022 Quarterly Report	5

FRANKLIN GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022

(Percentages shown based on Fund net assets)

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	Franklin Global Dividend Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin Global Dividend Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to

7

Notes to Schedule of Investments (unaudited) (continued)

the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

8

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$6,925,678	$7,837,154	—	$14,762,832
Consumer Discretionary	5,014,511	2,742,697	—	7,757,208
Consumer Staples	16,374,266	7,486,602	—	23,860,868
Energy	3,106,640	1,047,884	—	4,154,524
Financials	8,298,105	8,716,722	—	17,014,827
Health Care	28,133,274	4,632,834	—	32,766,108
Industrials	11,572,717	5,212,141	—	16,784,858
Information Technology	20,650,283	3,924,795	—	24,575,078
Materials	2,490,610	1,941,885	—	4,432,495
Real Estate	—	1,811,325	—	1,811,325
Utilities	4,448,602	4,162,931	—	8,611,533

Total Long-Term Investments	107,014,686	49,516,970	—	156,531,656

Short-Term Investments†	1,946,362	—	—	1,946,362

Total Investments	$108,961,048	$49,516,970	—	$158,478,018

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

9